SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - CIK 0001822935 Healthcare Capital Corp	12 Months Ended
Dec. 31, 2021 USD ($) shares
Offering costs	$ 15,556,327
Initial public offering cost	850,929
Federal depository insurance coverage	$ 250,000
Common Class A [Member]
Purchase an aggregate of share (in Shares) | shares	20,550,000